Note from a shareholder	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Note from a shareholder

9 Note from a shareholder

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Current
Note from a shareholder	2,850	-	-

There is no note from shareholders as of December 31, 2024.

The note from a shareholder as of December 31, 2023 are set out below. The note has been fully repaid in March 2024.

Note	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)
Unsecured fixed rate note	SGD	12-month	12%	Nil	-	2,000	1,516
Unsecured fixed rate note	SGD	6-month	-	Nil	-	850	644